UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.): [ X] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	51 JFK Parkway, Suite 250B
		Short Hills, NJ 07078

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael L. Palmer
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Michael L. Palmer		Short Hills, New Jersey		02/14/2012
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 29
Form 13F Information Table Value Total: 764,818,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
Apple Inc					COM			037833100	73,649 		181,850 	x				 				181,850
Beazer Homes USA Inc				COM			07556Q105	711 		286,614 	x				 				286,614
Boston Scientific Corp				COM			101137107	41,639 		7,797,503 	x				 				7,797,503
Calumet Specialty Products Partners LP		UT LTD PARTNER		131476103	25,985 		1,288,944 	x				 				1,288,944
CF Industries Holdings Inc			COM			125269100	7,152 		49,332 		x				 				49,332
CVR Energy Inc					COM			12662P108	93,743 		5,004,961 	x				 				5,004,961
Dean Foods Co					COM			242370104	69,204 		6,178,936 	x				 				6,178,936
Delphi Automotive PLC				SHS			G27823106	4,938 		229,236 	x				 				229,236
Financial Select Sector SPDR Fund		SBI INT-FINL		81369Y605	27,950 		2,150,000 	x				 				2,150,000
General Motors Co				*W EXP 07/10/201	37045V118	2,059 		175,561 	x				 				175,561
General Motors Co				*W EXP 07/10/201	37045V126	1,373 		175,561 	x				 				175,561
Goodyear Tire & Rubber Co.			COM			382550101	85,831 		6,057,224 	x				 				6,057,224
The Hartford Financial Services Group		*W EXP 06/26/201	416515120	11,658 		1,275,475 	x				 				1,275,475
International Paper Company			COM			460146103	21,563 		728,487 	x				 				728,487
Macy's Inc					COM			55616P104	23,903 		742,803 	x				 				742,803
Masco Corp					COM			574599106	1,524 		145,409 	x				 				145,409
Microsoft Corp					COM			594918104	18,830 		725,350 	x				 				725,350
MPG Office Trust Inc				COM			553274101	8,542 		4,292,354 	x				 				4,292,354
Mueller Water Products Inc.			COM			624758108	23,038 		9,441,736 	x				 				9,441,736
Oracle Corp					COM			68389X105	31,255 		1,218,526 	x				 				1,218,526
Royal Bk Scotland Group PLC			SP ADR L RP PF		780097788	10,620 		720,000 	x				 				720,000
Royal Bk Scotland Group PLC			SP ADR PREF M		780097796	15,317 		1,350,696 	x				 				1,350,696
Royal Bk Scotland Group PLC			ADR PREF SER N		780097770	37,413 		3,352,443 	x				 				3,352,443
Royal Bk Scotland Group PLC			ADR PREF SHS Q		780097754	19,294 		1,594,519 	x				 				1,594,519
Royal Bk Scotland Group PLC			SP ADR PREF S		780097739	25,261 		2,189,014 	x				 				2,189,014
Royal Bk Scotland Group PLC			SP ADR PREF T		780097713	24,416 		1,912,014 	x				 				1,912,014
United Continental Holdings Inc.		COM			910047109	22,416 		1,187,901 	x				 				1,187,901
US Airways Group Inc				COM			90341W108	16,418 		3,238,217 	x				 				3,238,217
Valero Energy Corp				COM			91913Y100	19,117 		908,161 	x				 				908,161